Document and Entity Information	Oct. 31, 2022
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	Neuberger Berman Alternative Funds
Entity Central Index Key	0001317474
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 16, 2023
Document Effective Date	May 16, 2023
Prospectus Date	Feb. 28, 2023